INVESTMENTS (Details 3) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	S/ 518,488	S/ 508,103
Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	5,190,748	4,640,548
Peruvian sovereign bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	4,706,121	4,364,172
Bolivian sovereign bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	90,370	106,461
Colombian sovereign bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	137,936	58,381
U.S. Federal agency bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading		55,875
Other bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	136,804	S/ 55,659
Chilean sovereign bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	S/ 119,517